Income Taxes - Deferred Tax Assets And Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Losses carried forward	$ 12,176	$ 10,110
Total deferred tax assets	12,176	10,110
Less: valuation allowance	(12,176)	(10,110)
Total deferred tax assets, net	$ 0	$ 0